1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Share Reconciliation (Details) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Loss from operations which is the amount that is available to common stockholders
Net Loss	$ (888,022)	$ (1,761,019)
Shares (Denominator)	157,505,608	114,385,592
Per-share Amount	$ (0.01)	$ (0.02)